united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2734

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2018

Shares						Fair Value

	EXCHANGE TRADED FUNDS - 12.9%
	DEBT FUND - 12.9%
28,914	iShares Core U.S. Aggregate Bond ETF					$3,024,115
43,082	ProShares UltraShort 20+ Year Treasury					1,753,007
	TOTAL EXCHANGE TRADED FUNDS (Cost $4,760,931)					4,777,122

Par Value		Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 85.2%
	AEROSPACE/DEFENSE - 1.1%
$402,000	United Technologies Corp.	1.9000	5/4/2020			393,645

	AGENCY COLLATERAL CMO - 10.4%
433,519	Fannie Mae Interest Strip *	3.5000	6/25/2043			75,637
100,025	Fannie Mae Interest Strip *#	3.5000	1/25/2048			19,444
99,082	Fannie Mae Interest Strip *#	3.5000	2/25/2048			20,093
502,356	Fannie Mae Interest Strip *#	4.0000	7/25/2042			110,964
180,132	Fannie Mae Interest Strip *#	6.0000	7/25/2034			39,768
343,302	Fannie Mae Interest Strip *	6.5000	12/25/2034			70,713
421,723	Fannie Mae Interest Strip *#	6.5000	9/25/2035			88,202
353,836	Fannie Mae Interest Strip *#	6.5000	11/25/2035			92,702
991,271	Fannie Mae REMICS *	3.5000	5/25/2043			143,311
322,506	Fannie Mae REMICS *	4.0000	3/25/2041			64,280
340,901	Fannie Mae REMICS *	4.5000	2/25/2043			67,424
988,624	Fannie Mae REMICS *	4.5000	10/25/2048			217,129
234,852	Fannie Mae REMICS *~	6.1686	2/25/2032	Monthly US LIBOR	+8.45%	40,898
1,064,398	Freddie Mac REMICS *~	3.7205	5/15/2034	Monthly US LIBOR	+6.00%	158,880
1,814,808	Freddie Mac REMICS *	4.0000	11/15/2039			231,674
529,836	Freddie Mac REMICS *	4.0000	8/15/2043			77,643
696,311	Freddie Mac REMICS *	4.0000	3/15/2045			146,198
856,575	Freddie Mac REMICS *	4.0000	12/15/2046			158,600
123,349	Freddie Mac REMICS *~	4.4205	2/15/2036	Monthly US LIBOR	+6.70%	17,227
675,340	Freddie Mac REMICS *	5.5000	3/15/2033			139,240
195,812	Freddie Mac REMICS *~	5.7205	3/15/2032	Monthly US LIBOR	+8.00%	30,621
556,354	Freddie Mac Strips *	4.5000	9/15/2035			105,576
19,800,316	Government National Mortgage Association *~	0.2000	9/20/2035	Monthly US LIBOR	+6.50%	145,495
1,681,827	Government National Mortgage Association *~	1.0000	5/20/2040	Monthly US LIBOR	+71.88%	74,049
2,091,482	Government National Mortgage Association *	3.0000	12/20/2044			304,816
1,234,657	Government National Mortgage Association *	3.0000	4/20/2046			216,351
479,616	Government National Mortgage Association *	4.0000	10/20/2044			81,010
472,147	Government National Mortgage Association *	4.0000	6/20/2045			83,394
2,172,272	Government National Mortgage Association *	4.0000	7/20/2045			327,090
955,916	Government National Mortgage Association *	4.0000	1/20/2048			205,787
271,375	Government National Mortgage Association *	4.5000	12/20/2046			50,300
1,342,947	Government National Mortgage Association *	5.5000	9/20/2048			257,669
						3,862,185
	AGRICULTURE - 1.0%
370,000	Reynolds American, Inc.	6.8750	5/1/2020			388,350

	AIRLINES - 2.4%
248,129	America West Airlines 2001-1 Pass Through Trust	7.1000	4/2/2021			262,521
450,000	American Airlines Group, Inc. ^	4.6250	3/1/2020			451,687
200,000	Delta Air Lines, Inc.	2.8750	3/13/2020			198,213
						912,421

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.2% (Continued)
	AUTO MANUFACTURERS - 1.7%
$450,000	Fiat Chrysler Automobiles NV	4.5000	4/15/2020			$452,813
200,000	Ford Motor Credit Co. LLC	2.5970	11/4/2019			197,646
						650,459
	BANKS - 12.5%
300,000	Bank of America Corp.	2.2500	4/21/2020			295,719
200,000	BNP Paribas SA	2.3750	5/21/2020			197,361
500,000	BPCE SA	2.2500	1/27/2020			493,373
550,000	Capital One NA	2.3500	1/31/2020			543,158
269,000	Citigroup, Inc.	2.4500	1/10/2020			266,596
100,000	Citigroup, Inc. #	5.8750	3/27/2020	Quarterly US LIBOR	+4.06%	101,500
375,000	Cooperatieve Rabobank UA #^	11.0000	6/30/2019	Quarterly US LIBOR	+10.87%	393,656
500,000	Discover Bank	7.0000	4/15/2020			522,502
457,000	Goldman Sachs Group, Inc.	5.3750	3/15/2020			469,313
300,000	ING Bank NV ^	2.5000	10/1/2019			298,391
300,000	JPMorgan Chase & Co.	2.2500	1/23/2020			296,521
550,000	Morgan Stanley	5.5000	1/26/2020			564,699
200,000	Wells Fargo & Co.	2.1500	1/30/2020			197,437
						4,640,226
	BEVERAGES - 2.6%
500,000	Constellation Brands, Inc.	2.2500	11/6/2020			488,577
260,000	Keurig Dr Pepper, Inc.	2.0000	1/15/2020			255,336
234,000	Molson Coors Brewing Co.	2.2500	3/15/2020			230,481
						974,394
	COMMERCIAL SERVICES - 0.9%
343,000	Nielsen Finance LLC / Nielsen Finance Co.	4.5000	10/1/2020			343,000

	COMPUTERS - 3.1%
497,000	EMC Corp.	2.6500	6/1/2020			483,709
655,000	Leidos Holdings, Inc.	4.4500	12/1/2020			653,690
						1,137,399
	DIVERSIFIED FINANCIAL SERVICES - 6.1%
390,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.7500	5/15/2019			390,814
454,000	Ally Financial, Inc.	3.7500	11/18/2019			455,180
470,000	American Express Credit Corp.	2.2000	3/3/2020			463,904
507,000	Nasdaq, Inc.	5.5500	1/15/2020			520,004
457,000	Synchrony Financial	3.0000	8/15/2019			455,220
						2,285,122
	ELECTRIC - 2.8%
450,000	EDP Finance BV ^	5.2500	1/14/2021			461,884
300,000	Sempra Energy	2.4000	2/1/2020			296,460
300,000	Southern Power Co.	1.9500	12/15/2019			295,368
						1,053,712
	ENVIRONMENTAL CONTROL - 0.8%
300,000	Waste Management, Inc.	4.7500	6/30/2020			307,228

	FOOD - 1.5%
250,000	Wm Wrigley Jr. Co. ^	2.9000	10/21/2019			249,425
300,000	Wm Wrigley Jr. Co. ^	3.3750	10/21/2020			300,056
						549,481
	HEALTHCARE-PRODUCTS - 1.1%
400,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020			395,835

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.2% (Continued)
	INSURANCE - 0.8%
$300,000	Nuveen Finance LLC ^	2.9500	11/1/2019			$299,487

	LODGING - 1.4%
530,000	MGM Resorts International	5.2500	3/31/2020			537,950

	MEDIA - 5.0%
495,000	Cablevision Systems Corp.	8.0000	4/15/2020			519,131
500,000	Discovery Communications LLC	5.6250	8/15/2019			509,886
477,000	Time Warner Cable LLC	5.0000	2/1/2020			484,777
87,000	Viacom, Inc.	2.7500	12/15/2019			86,276
250,000	Viacom, Inc.	5.6250	9/15/2019			255,120
						1,855,190
	MISCELLANEOUS - 0.8%
300,000	General Electric Co. #	5.0000	1/21/2021	Quarterly US LIBOR	+3.33%	278,250

	OIL & GAS - 3.0%
57,000	Equinor ASA	2.9000	11/8/2020			56,593
491,000	Petrobras Global Finance BV ~	4.5763	1/15/2019	Quarterly US LIBOR	+2.14%	491,741
200,000	Petronas Capital Ltd. ^	5.2500	8/12/2019			203,389
348,000	Unit Corp.	6.6250	5/15/2021			347,130
						1,098,853
	OTHER ASSET BACKED SECURITIES - 13.8%
337,500	BlueMountain CLO 2013-2 Ltd. ~^	4.4190	10/22/2030	Quarterly US LIBOR	+1.95%	338,019
500,500	Crown Point CLO IV Ltd. ~^	3.9690	4/20/2031	Quarterly US LIBOR	+1.50%	496,719
500,000	Fortress Credit BSL VI Ltd. ~^	4.2973	7/23/2031	Quarterly US LIBOR	+1.77%	495,849
500,000	JMP Credit Advisors CLO IIIR Ltd. ~^	5.0364	1/17/2028	Quarterly US LIBOR	+2.60%	493,120
350,000	LCM Loan Income Fund I Ltd. ~^	4.2690	4/20/2031	Quarterly US LIBOR	+1.80%	349,671
500,000	Lockwood Grove CLO Ltd. ~^	5.3399	1/25/2030	Quarterly US LIBOR	+2.85%	490,628
500,000	Marathon CLO XI Ltd. ~^	4.0190	4/20/2031	Quarterly US LIBOR	+1.55%	494,371
450,000	Shackleton 2013-III CLO Ltd. ~^	4.3863	7/15/2030	Quarterly US LIBOR	+1.95%	446,625
520,000	Steele Creek CLO 2014-1 Ltd. ~^	3.9690	4/21/2031	Quarterly US LIBOR	+1.50%	517,267
500,000	Tralee CLO V Ltd. ~^	4.9588	10/20/2028	Quarterly US LIBOR	+2.20%	501,650
500,000	Zais CLO 3 Ltd. ~^	4.6263	7/15/2031	Quarterly US LIBOR	+2.19%	501,735
						5,125,654
	PACKAGING & CONTAINERS - 0.6%
200,000	WestRock MWV LLC	7.3750	9/1/2019			206,525

	PIPELINES - 2.6%
28,000	DCP Midstream Operating LP	2.7000	4/1/2019			27,860
500,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021			525,020
100,000	Kinder Morgan, Inc.	3.0500	12/1/2019			99,660
200,000	Midcontinent Express Pipeline LLC ^	6.7000	9/15/2019			204,945
100,000	Plains All American Pipeline LP / PAA Finance Corp.	5.0000	2/1/2021			102,105
						959,590
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 3.1%
400,000	American Tower Corp.	2.8000	6/1/2020			395,799
500,000	GLP Capital LP / GLP Financing II, Inc.	4.8750	11/1/2020			506,875
251,000	Government Properties Income Trust	3.7500	8/15/2019			251,837
						1,154,511

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2018

Par Value		Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 85.2% (Continued)
	TELECOMMUNICATIONS - 6.1%
$100,000	CenturyLink, Inc.	6.1500	9/15/2019			$101,500
100,000	Frontier Communications Corp.	7.1250	3/15/2019			100,750
200,000	Sprint Capital Corp.	6.9000	5/1/2019			203,118
200,000	Sprint Communications, Inc.	7.0000	8/15/2020			207,500
412,500	Sprint Spectrum Co. LLC ^	3.3600	9/20/2021			409,406
607,000	Telecom Italia Capital SA	7.1750	6/18/2019			618,381
429,000	Telefonica Emisiones SAU	5.1340	4/27/2020			439,363
200,000	Verizon Communications, Inc.	2.6250	2/21/2020			198,765
						2,278,783
	TOTAL BONDS & NOTES (Cost $31,653,651)					31,688,250

	TOTAL INVESTMENTS - 98.1% (Cost $36,414,582)					$36,465,372
	OTHER ASSETS LESS LIABILITIES - 1.9%					708,990
	TOTAL NET ASSETS - 100.0%					$37,174,362

CMO - Collateralized Mortgage Obligation
LP - Limited Partnership
LLC - Limited Liability Company
REMIC - Real Estate Mortgage Investment Conduits
* Interest Only Securities
# Variable Rate Securities
~ Floating Rate Securities
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 24.0% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2018

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future optios are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The team may also enlist third party consultants such as a valuation specialist at at public accounting firm, valuaton consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quaterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2018, for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications (a)	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$4,777,122	$-	$-	$4,777,122
Bonds & Notes (b)	-	31,688,250	-	31,688,250
Total	$4,777,122	$31,688,250	$-	$36,465,372

(a) There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
(b) All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.
The Fund did not hold any Level 3 securities during the period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Certain risks of the Fund are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Underlying Fund Risk - Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2018

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at October 31, 2018, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$36,414,582	$203,870	$(153,080)	$50,790

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 12/26/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/James Colantino

James Colantino, Principal Executive Officer/President

Date 12/26/2018

By

/s/Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 12/26/2018